As filed with the Securities and Exchange Commission on November 29, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811- 03758

MATRIX ADVISORS VALUE FUND, INC.

747 Third Avenue, 31st Floor, New York, NY 10017

David A. Katz
747 Third Avenue, 31st Floor
New York, NY 10017

1 (800) 366-6223

Copies to:

Carol Gehl
Godfrey & Kahn, S.C.
708 N. Water St.
Milwaukee, WI 53202

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2010

Item 1. Schedule of Investments.

Matrix Advisors Value Fund, Inc.
Schedule of Investments
September 30, 2010 (Unaudited)

Shares		Value

COMMON STOCKS - 99.3%
Auto Components: 1.9%
55,000	Johnson Controls, Inc.	$1,677,500
Bank (Money Center): 3.3%
79,000	JPMorgan Chase & Co.	3,007,530
Bank (Processing): 6.3%
107,000	Bank Of New York Mellon Corp	2,795,910
76,000	State Street Corp.	2,862,160
		5,658,070
Bank (Super Regional): 4.7%
196,000	Bank Of America Corp.	2,569,560
66,000	Wells Fargo & Co.	1,658,580
		4,228,140
Beverages: 1.2%
18,000	The Coca-Cola Co.	1,053,360
Computer Software and Services: 2.8%
104,000	Microsoft Corp.	2,546,960
Computers and Peripherals: 3.8%
226,000	Dell, Inc.*	2,928,960
3,200	International Business Machines Corp.	429,248
		3,358,208
Drug: 2.7%
89,000	Bristol-Myers Squibb Co.	2,412,790
Drug Store: 3.6%
97,000	Walgreen Co.	3,249,500
Electrical Components: 6.0%
170,000	Corning, Inc.	3,107,600
79,500	Tyco Electronics Ltd.	2,322,990
		5,430,590
Financial Services: 6.1%
50,000	American Express Co.	2,101,500
191,000	Western Union Co.	3,374,970
		5,476,470
Food Processing: 2.2%
62,000	Archer Daniels Midland Co.	1,979,040
Hotels/Gaming/Cruise Lines: 2.7%
63,000	Carnival Corp.	2,407,230
Household Products: 1.1%
16,000	The Procter & Gamble Co.	959,520
Human Resources: 2.9%
199,000	Monster Worldwide, Inc.*	2,579,040
Internet: 3.7%
135,000	eBay, Inc.*	3,294,000
Medical-Biotechnology: 3.1%
39,000	Genzyme Corp.*	2,760,810
Medical Supplies: 6.2%
43,000	Covidien PLC	1,728,170
13,500	Medtronic, Inc.	453,330
45,000	St. Jude Medical, Inc.*	1,770,300
31,500	Zimmer Holdings, Inc.*	1,648,395
		5,600,195

Metals and Mining: 2.6%
196,000	Alcoa, Inc.	$2,373,560
Oil/Gas (Domestic): 3.5%
48,000	Devon Energy Corp.	3,107,520
Oil & Gas Services: 3.1%
62,000	Tidewater, Inc.	2,778,220
Petroleum (Integrated): 6.9%
33,000	Chevron Corp.	2,674,650
62,300	ConocoPhillips	3,577,889
		6,252,539
Petroleum (Refining): 2.6%
135,000	Valero Energy Corp.	2,363,850
Printing & Publishing: 3.5%
94,000	The McGraw-Hill Companies, Inc.	3,107,640
Retail (Special Lines): 3.1%
134,200	Staples, Inc.	2,807,464
Securities Brokerage: 2.8%
102,000	Morgan Stanley	2,517,360
Semiconductor: 2.7%
79,000	Analog Devices, Inc.	2,479,020
Semiconductor (Capital Equipment): 1.2%
40,000	Novellus Systems, Inc.*	1,063,200
Telecommunications (Equipment): 3.0%
123,000	Cisco Systems, Inc.*	2,693,700

TOTAL COMMON STOCKS (Cost $90,278,505)		89,223,026

SHORT TERM INVESTMENTS: 0.8%
719,943	Fidelity Institutional Money Market Portfolio	719,943

TOTAL SHORT TERM INVESTMENTS (Cost $719,943)		719,943

TOTAL INVESTMENTS (Cost $90,998,448): 100.1%		89,942,969
LIABILITIES IN EXCESS OF OTHER ASSETS: (0.1)%		(91,243)
TOTAL NET ASSETS: 100.0%		$89,851,726

* Non Income Producing
The cost basis of investment for federal income tax purposes at September 30, 2010, was as follows+:

Cost of investments	$90,998,448
Gross unrealized appreciation	10,321,232
Gross unrealized depreciation	(11,376,712)
Net unrealized depreciation	$(1,055,479)

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs)
and each Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2010:

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stock	$89,223,026	$—	—	$89,223,026
Total Equity	89,223,026	—	—	89,223,026
Short-Term Investments	719,943	—	—	719,943
Total Investments in Securities	$89,942,969	$—	—	$89,942,969
As of September 30, 2010, there were no significant transfers between Level 1 and Level 2.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Matrix Advisors Value Fund, Inc.

By    /s/ David A. Katz
David A. Katz, President and Treasurer

Date    11/23/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ David A. Katz
David A. Katz, President and Treasurer

Date    11/23/10